Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023	Mar. 31, 2022
Deferred tax assets:
Allowance for credit losses		¥ 288,385		¥ 265,855
Derivative financial instruments		224,074		148,716
Lease liabilities		158,220		168,848
Trading securities		115,783		208,711
Foreign tax credit and payments	[1]	112,412		124,695
Premises and equipment		45,797		46,967
Available-for-sale securities		1,454		0
Net operating loss carryforwards	[2],[3]	151,390		149,521
Other		338,067		290,733
Deferred Tax Assets, Gross, Total		1,435,582		1,404,047
Valuation allowance		(215,626)	[1],[2],[3]	(233,991)	[1],[2],[3]	¥ (198,800)	¥ (163,164)
Deferred tax assets, net of valuation allowance		1,219,956		1,170,057
Deferred tax liabilities:
Investments		370,063		502,589
Prepaid pension cost and accrued pension liabilities		203,490		222,408
Right-of-use assets		148,989		160,630
Available-for-sale securities		0		404
Other		188,913		120,104
Deferred tax liabilities		911,454		1,006,135
Net deferred tax assets		¥ 308,502		¥ 163,921

[1]	The amount includes ¥99,994 million and ¥82,572 million related to MHBK’s foreign tax credit carryforwards as of March 31, 2024 and 2025, respectively. The amount is mainly offset by valuation allowance, and if not utilized, the amount will expire during the fiscal years ending March 31, 2027 and 2028, respectively.
[2]	The amount includes ¥25,128 million and ¥24,943 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is fully offset by ¥25,128 million and ¥24,943 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[3]	The amount includes ¥9,186 million and ¥11,423 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2024 and 2025, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥4,205 million and ¥4,408 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.